Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 62	$ 604
Gross Unrealized Losses, Less Than 12 Months	74	262
Fair Value, Less Than 12 Months	22,702	17,970
Gross Unrealized Losses, 12 Months Or More	417	1,963
Fair Value, 12 Months Or More	25,704	66,251
Gross Unrealized Losses, Total	491	2,225
Fair Value, Total	48,406	84,221
U.S. Treasury Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		1
Fair Value, Less Than 12 Months		996
Gross Unrealized Losses, Total		1
Fair Value, Total		996
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	6	390
Held-to-maturity, Fair Value, 12 Months Or More	4,993	8,609
Held-to-maturity, Gross Unrealized Losses, Total	6	390
Held-to-maturity, Fair Value, Total	4,993	8,609
Gross Unrealized Losses, 12 Months Or More	4	180
Fair Value, 12 Months Or More	3,496	7,170
Gross Unrealized Losses, Total	4	180
Fair Value, Total	3,496	7,170
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months		72
Held-to-maturity, Fair Value, Less Than 12 Months		3,404
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	56	142
Held-to-maturity, Fair Value, 12 Months Or More	3,009	3,360
Held-to-maturity, Gross Unrealized Losses, Total	56	214
Held-to-maturity, Fair Value, Total	3,009	6,764
Gross Unrealized Losses, Less Than 12 Months	74	33
Fair Value, Less Than 12 Months	22,702	4,206
Gross Unrealized Losses, 12 Months Or More	71	851
Fair Value, 12 Months Or More	8,924	35,188
Gross Unrealized Losses, Total	145	884
Fair Value, Total	31,626	39,394
Asset-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		16
Fair Value, Less Than 12 Months		1,024
Gross Unrealized Losses, 12 Months Or More	17
Fair Value, 12 Months Or More	917
Gross Unrealized Losses, Total	17	16
Fair Value, Total	917	1,024
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		9
Fair Value, Less Than 12 Months		3,326
Gross Unrealized Losses, 12 Months Or More	1	197
Fair Value, 12 Months Or More	653	8,626
Gross Unrealized Losses, Total	1	206
Fair Value, Total	653	11,952
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		131
Fair Value, Less Than 12 Months		5,014
Gross Unrealized Losses, 12 Months Or More	262	203
Fair Value, 12 Months Or More	3,712	3,298
Gross Unrealized Losses, Total	262	334
Fair Value, Total	$ 3,712	$ 8,312